Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (1,952,578)	¥ (2,081,009)
The impact of minimum funding requirement and asset ceiling	718,851	572,107	¥ 268,228
Total	243,769	220,652
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,076,271	1,265,948
Total	(157,457)	(242,954)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	401,226	463,606
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,410,042)	(1,271,236)
The impact of minimum funding requirement and asset ceiling	0	0
Total	391,088	350,817
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,342,118	1,225,195
Total	(67,924)	(46,040)
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 459,012	¥ 396,857